SCHEDULE OF INVESTMENTS

Delaware Ivy Pzena International Value Fund (in thousands)	JUNE 30, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value
Belgium
Financials – 0.7%
KBC Group N.V.	27	$2,056

Total Belgium - 0.7%		$2,056
Brazil
Consumer Staples – 2.3%
Ambev S.A.	1,849	6,343

Total Brazil - 2.3%		$6,343
Denmark
Financials – 0.9%
Danske Bank A.S.	144	2,528

Industrials – 2.8%
A.P. Moller - Maersk A/S(A)	3	7,968

Total Denmark - 3.7%		$10,496
Finland
Information Technology – 2.4%
Nokia Oyj	1,215	6,503

Total Finland - 2.4%		$6,503
France
Communication Services – 1.4%
Publicis Groupe S.A.(A)	62	3,993
Consumer Discretionary – 2.8%
Compagnie Generale des Etablissements Michelin, Class B	47	7,573

Energy – 0.6%
Technip Energies ADR(A)(B)	115	1,563

Financials – 2.5%
Amundi S.A.	59	5,160
SCOR SE(A)	57	1,823
		6,983

Health Care – 1.0%
Sanofi-Aventis	27	2,778

Industrials – 5.7%
Bouygues S.A.	60	2,213
Rexel S.A.	534	11,173
Schneider Electric S.A.	16	2,480
		15,866

Total France - 14.0%		$38,756
Germany
Health Care – 1.6%
Fresenius Medical Care AG & Co. KGaA	53	4,367

Industrials – 1.1%
Siemens AG	19	3,050

Materials – 5.5%
BASF Aktiengesellschaft	94	7,386
Covestro AG	122	7,863
		15,249

Total Germany - 8.2%		$22,666
Hong Kong
Consumer Discretionary – 0.9%
Galaxy Entertainment Group	310	2,481

Total Hong Kong - 0.9%		$2,481

Italy
Utilities – 1.9%
ENEL S.p.A.	567	5,266

Total Italy - 1.9%		$5,266
Japan
Consumer Discretionary – 9.2%
Bridgestone Corp.	62	2,836
Honda Motor Co. Ltd.	229	7,321
Iida Group Holdings Co. Ltd.(A)	109	2,796
Isuzu Motors Ltd.	321	4,236
Panasonic Corp.	633	7,323
Suzuki Motor Corp.	24	1,020
		25,532

Financials – 3.1%
Fukuoka Financial Group, Inc.	98	1,712
MS&AD Insurance Group Holdings, Inc.	41	1,190
Resona Holdings, Inc.	503	1,932
Sumitomo Mitsui Financial Group, Inc.	74	2,562
T&D Holdings, Inc.	112	1,449
		8,845

Industrials – 3.3%
Komatsu Ltd.	254	6,309
Mitsui & Co. Ltd.	121	2,732
		9,041

Materials – 2.0%
Hitachi Metals Ltd.	294	5,613

Total Japan - 17.6%		$49,031
Luxembourg
Materials – 2.5%
ArcelorMittal	228	6,994

Total Luxembourg - 2.5%		$6,994
Netherlands
Energy – 2.7%
Royal Dutch Shell plc, Class A	373	7,511

Financials – 2.2%
ING Groep N.V., Certicaaten Van Aandelen	452	5,976

Total Netherlands - 4.9%		$13,487
Singapore
Consumer Staples – 1.1%
Wilmar International Ltd.	870	2,912

Financials – 1.0%
DBS Group Holdings Ltd.	120	2,669

Total Singapore - 2.1%		$5,581
South Korea
Financials – 0.7%
Shinhan Financial Group Co. Ltd.	55	1,993

Materials – 3.1%
POSCO	28	8,549

Total South Korea - 3.8%		$10,542
Spain
Financials – 1.2%
CaixaBank S.A.	1,118	3,439

Total Spain - 1.2%		$3,439
Switzerland
Financials – 2.8%
Credit Suisse Group AG, Registered Shares	144	1,505
Julius Baer Group Ltd.	20	1,285
UBS Group AG	313	4,787
		7,577
Health Care – 4.0%
Novartis AG, Registered Shares	41	3,759
Roche Holdings AG, Genusscheine	19	7,293
		11,052
Industrials – 0.5%
ABB Ltd.	41	1,399

Total Switzerland - 7.3%		$20,028
Taiwan
Information Technology – 3.0%
Catcher Technology Co. Ltd.	367	2,397
Hon Hai Precision Industry Co. Ltd.	1,478	5,941
		8,338

Total Taiwan - 3.0%		$8,338
United Kingdom
Communication Services – 1.6%
Vodafone Group plc	2,622	4,402

Consumer Discretionary – 0.3%
Wickes Group plc(B)	268	913

Consumer Staples – 4.4%
J Sainsbury plc	1,792	6,737
tesco plc	1,801	5,553
		12,290

Energy – 3.6%
John Wood Group plc	1,724	5,240
TechnipFMC plc(B)	537	4,860
		10,100

Financials – 6.2%
Aviva plc	526	2,953
Barclays plc	1,222	2,892
HSBC Holdings plc	801	4,622
NatWest Group plc	1,061	2,983
Standard Chartered plc	551	3,516
		16,966

Industrials – 2.5%
Travis Perkins plc(B)	294	6,859

Total United Kingdom - 18.6%		$51,530

TOTAL COMMON STOCKS – 95.1%		$263,537
(Cost: $221,823)

PREFERRED STOCKS
Germany
Consumer Discretionary – 2.6%
Volkswagen AG, 2.260%	29	7,290

Total Germany - 2.6%		$7,290
Guernsey
Financials – 0.0%
Credit Suisse Group Funding (Guernsey) VII Ltd., Convertible(A)	52	64

Total Guernsey - 0.0%		$64

TOTAL PREFERRED STOCKS – 2.6%		$7,354
(Cost: $5,086)

SHORT-TERM SECURITIES
Money Market Funds(C) – 4.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.030%	5,756	5,756
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.010%(D)	7,208	7,208
		12,964

TOTAL SHORT-TERM SECURITIES – 4.7%		$12,964
(Cost: $12,964)
TOTAL INVESTMENT SECURITIES – 102.4%		$283,855
(Cost: $239,873)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (2.4)%		(6,650)

NET ASSETS – 100.0%		$277,205

Notes to Schedule of Investments

(A) All or a portion of securities with an aggregate value of $10,659 are on loan.

(B) No dividends were paid during the preceding 12 months.

(C) Rate shown is the annualized 7-day yield at June 30, 2021.

(D) Investment made with cash collateral received from securities on loan.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2021:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$263,537	$—	$—
Preferred Stocks	7,290	64	—
Short-Term Securities	12,964	—	—
Total	$283,791	$64	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2021 and the related unrealized appreciation (depreciation) were as follows:

Cost	$239,873

Gross unrealized appreciation	57,753

Gross unrealized depreciation	(13,771)

Net unrealized appreciation	$43,982